Shareholder's equity (Details)	12 Months Ended
	Jun. 30, 2024 Vote / shares shares	Jun. 30, 2023 shares
Disclosure of classes of share capital [line items]
Number of shares issued	85,265,962	84,890,197
Vote per share | Vote / shares	1
Employee stock purchase plan (ESPP)
Disclosure of classes of share capital [line items]
Number of shares issued	29,641
Basic shares (post-split)
Disclosure of classes of share capital [line items]
Number of shares issued	70,190,687	70,190,687
IPO shares (post-split)
Disclosure of classes of share capital [line items]
Number of shares issued	14,233,823	14,233,823
Supervisory Board Award (Restricted Shares)
Disclosure of classes of share capital [line items]
Number of shares issued	57,124	57,124
Long-Term Incentive Plan (Restricted Share Units)
Disclosure of classes of share capital [line items]
Number of shares issued	92,931	29,759
Sign-On Award (Restricted Shares Units)
Disclosure of classes of share capital [line items]
Number of shares issued	6,269	6,269
Restoration Award (Phantom Shares) - Converted
Disclosure of classes of share capital [line items]
Number of shares issued	398,328	115,376
Alignment Award (Options) - Exercised
Disclosure of classes of share capital [line items]
Number of shares issued	257,159	257,159